Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 477
2025	487
2026	544
2027	509
Thereafter
Total lease payments	2,017
Less: Imputed interest	(270)
Total lease liability	1,747
Less: Current lease liability	(362)	$ (326)
Total non-current lease liability	$ 1,385	$ 1,747